Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Fresenius SE [Member]	Mar. 31, 2013 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 119,985	$ 117,850
Related Party Transaction [Line Items]
Related Party Transaction Rate			1.492%	2.132%
Short-term borrowings and other financial liabilities	119,985	117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211	3,973
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 127,196	$ 121,823